RELATED PARTY TRANSACTIONS - Transactions With Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Related party transactions	$ (312)	$ (244)
Insurance commission
Related Party Transaction [Line Items]
Related party transactions	0	(208)
Office rental
Related Party Transaction [Line Items]
Related party transactions	$ (312)	$ (36)